Cover	Jan. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 02, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-56453
Entity Registrant Name	Limitless X Holdings Inc.
Entity Central Index Key	0001803977
Entity Tax Identification Number	81-1034163
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9777 Wilshire Blvd.
Entity Address, Address Line Two	Suite 400,
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	(855)
Local Phone Number	413-7030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false